Consolidated Statement of Shareholders' Equity - USD ($) $ in Millions	Total	Total IGT PLC Equity	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Treasury Stock	Accumulated Other Comprehensive Income	Non Controlling Interests
Balance, beginning of period at Dec. 31, 2019	$ 2,485	$ 1,658	$ 20	$ 2,396	$ (1,020)	$ 0	$ 263	$ 827
Shares of common stock outstanding
Net (loss) income	(839)	(898)			(898)			59
Other comprehensive income (loss), net of tax	127	67					67	59
Comprehensive income (loss)	(712)	(831)			(898)		67	119
Stock-based compensation	(7)	(7)		(7)
Capital increase	9							9
Shares issued under stock award plans	(1)	(1)		(1)
Return of capital	(32)							(32)
Dividends paid/declared	(178)	(41)		(41)				(138)
Other	(2)	(2)			(2)			0
Balance, end of period at Dec. 31, 2020	1,561	777	20	2,347	(1,920)	0	330	784
Shares of common stock outstanding
Net (loss) income	670	482			482			188
Other comprehensive income (loss), net of tax	30	82					82	(52)
Comprehensive income (loss)	700	564			482		82	136
Stock-based compensation	35	35		35
Capital increase	13							13
Shares issued under stock award plans	(12)	(12)		(12)
Divestiture of non-controlling interest	(30)							(30)
Repurchases of common stock	(41)	(41)				(41)
Return of capital	(127)							(127)
Dividends paid/declared	(132)	(41)		(41)				(91)
Other	3							3
Balance, end of period at Dec. 31, 2021	1,971	1,282	21	2,329	(1,439)	(41)	412	689
Shares of common stock outstanding
Net (loss) income	414	275			275			139
Other comprehensive income (loss), net of tax	91	117					117	(27)
Comprehensive income (loss)	505	392			275		117	112
Stock-based compensation	41	41		41
Capital increase	3							3
Shares issued under stock award plans	(8)	(8)		(8)
Shares issued upon exercise of stock options	(2)	(2)		(2)
Repurchases of common stock	(115)	(115)				(115)
Return of capital	(76)							(76)
Dividends paid/declared	(341)	(161)		(161)				(179)
Balance, end of period at Dec. 31, 2022	$ 1,979	$ 1,429	$ 21	$ 2,199	$ (1,164)	$ (156)	$ 529	$ 550